BUSINESS SEGMENTS AND GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 28, 2013
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

(Millions of Dollars)	2013	2012	2011
Net Sales
CDIY	$5,276.0	$5,008.4	$4,804.3
Industrial	3,302.6	2,739.3	2,691.5
Security	2,422.6	2,400.2	1,880.7
Consolidated	$11,001.2	$10,147.9	$9,376.5
Segment Profit
CDIY	$777.5	$694.5	$603.0
Industrial	456.7	440.7	438.0
Security	238.0	312.7	297.3
Segment Profit	1,472.2	1,447.9	1,338.3
Corporate overhead	(253.9)	(252.3)	(245.0)
Other-net	(287.4)	(299.8)	(254.3)
Restructuring charges and asset impairments	(176.1)	(174.0)	(66.2)
Loss on debt extinguishment	(20.6)	(45.5)	—
Interest income	12.8	10.1	26.5
Interest expense	(160.4)	(144.2)	(140.4)
Earnings from continuing operations before income taxes	$586.6	$542.2	$658.9
Capital and Software Expenditures
CDIY	$155.8	$199.0	$160.7
Industrial	125.6	108.7	72.4
Security	84.2	64.8	48.9
Discontinued operations	—	13.5	20.1
Consolidated	$365.6	$386.0	$302.1
Depreciation and Amortization
CDIY	$154.0	$139.6	$132.0
Industrial	147.0	116.3	106.0
Security	139.3	149.0	128.8
Discontinued operations	1.0	40.4	43.3
Consolidated	$441.3	$445.3	$410.1
Segment Assets
CDIY	$7,357.9	$7,152.4	$7,152.4
Industrial	5,302.0	3,712.2	3,554.0
Security	4,495.6	4,600.8	4,120.9
	17,155.5	15,465.4	14,827.3
Discontinued operations	10.1	171.7	1,132.3
Corporate assets	(630.5)	206.9	(10.6)
Consolidated	$16,535.1	$15,844.0	$15,949.0

GEOGRAPHIC AREAS
GEOGRAPHIC AREAS

(Millions of Dollars)	2013	2012	2011
Net Sales
United States	$5,212.6	$4,862.9	$4,508.5
Canada	600.3	578.2	547.6
Other Americas	813.6	805.5	752.5
France	704.6	699.1	695.9
Other Europe	2,529.6	2,419.1	2,172.2
Asia	1,140.5	783.1	699.8
Consolidated	$11,001.2	$10,147.9	$9,376.5
Property, Plant & Equipment
United States	$619.8	$569.2	$501.5
Canada	25.0	19.3	19.9
Other Americas	84.4	88.5	94.8
France	85.3	71.1	60.1
Other Europe	376.4	329.4	264.1
Asia	294.4	252.4	200.0
Consolidated	$1,485.3	$1,329.9	$1,140.4